Summary of Significant Accounting Policies (Details)	Mar. 31, 2025
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Exchanges rates	7.74
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Exchanges rates	7.78